Trade receivables, reseller financing and other receivables - Trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	R$ 4,533,327	R$ 3,813,350
Loss allowance for expected credit losses	(173,287)	(185,278)
Current	4,149,111	3,375,246
Non-current	61,463	63,749
Trade receivables [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	(322,753)	(374,355)
Trade receivables	4,210,574	3,438,995
Current	4,149,111	3,375,246
Non-current	61,463	63,749
Trade receivables [member] | Domestic customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	4,527,167	3,805,756
Related parties	64	57
Trade receivables [member] | foreign customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	3,401	3,137
Related parties	R$ 2,695	R$ 4,400